SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE UNLISTED OPTIONS (Details)	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.008
Number of options, Opening balance	538,000,000
Average exercise price per share option, Closing balance | $ / shares	$ 0.008	$ 0.008
Number of options, Closing balance	521,850,000	538,000,000	538,000,000
Lodge Corporate Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, exercised during the year | $ / shares			$ 0.008
Number of options, granted during the year		5,000,000	5,000,000
Employee Option Plan [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.008	$ 0.015
Number of options, Opening balance	538,000,000	38,000,000	38,000,000
Number of options, granted during the year	12,850,000	0	0
Average exercise price per share option, lapsed during the year | $ / shares	$ 0.01	$ 0.010
Number of options, lapsed during the year	(5,000,000)	(5,000,000)	(5,000,000)
Average exercise price per share option, forfeited during the year | $ / shares	$ 0.01
Number of options, forfeited during the year	(500,000)
Average exercise price per share option, Lapse of unlisted options attached to convertible notes | $ / shares
Number of options, Lapse of unlisted options attached to convertible notes
Average exercise price per share option, Closing balance | $ / shares	$ 0.008	$ 0.008
Number of options, Closing balance	521,850,000	538,000,000	538,000,000
Employee Option Plan [Member] | Underwriters [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, exercised during the year | $ / shares	$ 0.008
Number of options, exercised during the year	(21,000,000)
Average exercise price per share option, granted during the year | $ / shares		$ 0.008
Number of options, granted during the year		250,000,000	250,000,000
Employee Option Plan [Member] | Lodge Corporate Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, exercised during the year | $ / shares	$ 0.008
Number of options, exercised during the year	(2,500,000)
Average exercise price per share option, granted during the year | $ / shares		$ 0.008
Number of options, granted during the year		5,000,000	5,000,000
Employee Option Plan [Member] | Employees [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, granted during the year | $ / shares	$ 0.008
Number of options, granted during the year	12,850,000
Employee Option Plan [Member] | Sub-Underwriters [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, granted during the year | $ / shares		$ 0.008
Number of options, granted during the year		250,000,000	250,000,000